Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited)	3 Months Ended		9 Months Ended
	Sep. 30, 2026 CAD ($) $ / shares shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2026 CAD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CAD ($) $ / shares shares
Profit or loss [abstract]
Sales of goods	$ 1,612,329	$ 1,622,286		$ 6,404,839		$ 5,065,682
Provision of services	436,096	533,707		620,176		753,281
TOTAL REVENUE	2,048,425	2,155,993		7,025,015		5,818,963
COST OF SALES	(1,919,468)	(1,735,046)		(6,015,148)		(4,583,337)
GROSS PROFIT	128,957	420,947		1,009,867		1,235,626
OPERATING EXPENSES
Amortization	1,806	2,257		5,417		6,771
Depreciation	198,241	85,939		461,358		234,403
Director fees	200,675	122,965		472,890		394,803
Insurance	222,392	157,314		682,025		468,315
Office and miscellaneous	3,549,489	1,330,796		8,356,924		3,209,956
Professional fees	626,207	85,395		2,245,792		691,458
Research and development	652,559	321,331		2,693,717		609,029
Share-based payments	1,648,365	474,729		6,816,644		1,139,063
Travel	935,478	302,573		2,726,877		607,615
Employee and management expenses	5,547,887	2,463,477		13,201,138		6,870,712
Total operating expenses	(13,583,099)	(5,346,776)		(37,662,782)		(14,232,125)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(56,707)	(1,837,618)		982,093		(1,860,107)
Finance and other gain	1,039,990	366,000		2,859,730		410,494
Foreign exchange (loss) gain	(388,358)	1,127,680	$ 12,432,557	4,657,365	$ 6,846,570	1,023,272
Gain (loss) on disposal of assets		16,545		(201)		16,242
Gain (loss) on recovery (impairment) of notes receivable		35,461				69,646
Other income (expense)	27,824	47,964		(2,339,165)		(19,831)
Total Other operating income	622,749	(243,968)		6,159,822		(360,284)
NET LOSS	(12,831,393)	(5,169,797)		(30,493,093)		(13,356,783)
Items that may be reclassified to profit or loss
Foreign exchange translation	(201,351)	(248,065)		(39,742)		(258,710)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVTOCI		(7,142)		(42,857)		7,143
COMPREHENSIVE LOSS	$ (13,032,744)	$ (5,425,004)		$ (30,575,692)		$ (13,608,350)
Net Loss per share - Basic | $ / shares	$ (0.35)	$ (0.25)		$ (0.86)		$ (1.17)
Net Loss per share - Diluted | $ / shares	$ (0.35)	$ (0.25)		$ (0.86)		$ (1.17)
Weighted average number of common shares outstanding - Basic | shares	37,188,009	20,555,945	35,319,079	35,319,079	11,379,877	11,379,877
Weighted average number of common shares outstanding - Diluted | shares	37,188,009	20,555,945	35,319,079	35,319,079	11,379,877	11,379,877